Regulatory Matters	12 Months Ended
Dec. 31, 2022
Regulatory Matters
Regulatory Matters

Note 11: Regulatory Matters

The Company and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory–and possibly additional discretionary–actions by regulators that, if undertaken, could have a direct material effect on the Company’s and the Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors. Furthermore, the Company and the Bank’s regulators could require adjustments to regulatory capital not reflected in these financial statements.

In July 2013, the Federal Reserve approved final rules, referred to herein as the Basel III Rules, establishing a new comprehensive capital framework for U.S. banking organizations. The Basel III Rules generally implement the Basel Committee on Banking Supervision’s December 2010 final capital framework referred to as “Basel III” for strengthening international capital standards. The Basel III Rules substantially revise the risk-based capital requirements applicable to bank holding companies and their depository institution subsidiaries, including the Company and Unified, as compared to the current U.S. general risk-based capital rules. The Basel III Rules revise the definitions and the components of regulatory capital, as well as address other issues affecting the computation of regulatory capital ratios. The Basel III rules added another capital ratio component “Tier 1 Common Capital Ratio” which is a measurement of a bank’s core equity capital compared with its total risk-weighted assets The Basel III Rules also prescribe a new standardized approach for risk weightings that expand the risk-weighting categories from the current categories to a larger more risk-sensitive number of categories, depending on the nature of the assets, generally ranging from 0% for U.S. government and agency securities, to 600% for certain equity exposures, and resulting in higher risk weights for a variety of asset classes.

The Basel III capital rules became effective for the Company and Unified on January 1, 2015, subject to phase-in periods for certain components. The net unrealized gain or loss on available-for-sale securities is not included in computing regulatory capital.

As of December 31, 2022, the most recent notification from Federal Deposit Insurance Corporation categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well-capitalized, the Bank must maintain capital ratios as set forth in the table. There are no conditions or events since that notification that management believes have changed the Bank’s category.

The Company’s and Bank’s actual capital amounts and ratios are presented in the following table.

					To Be Well Capitalized
			For Capital Adequacy		Under Prompt Corrective
	Actual		Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio

	(Dollars in thousands)
As of December 31, 2022
Total Capital (to Risk-Weighted Assets)
Consolidated	$103,369	17.4%	$47,579	8.0%	N/A	N/A
Unified	79,551	14.2	44,778	8.0	$55,973	10.0%

Common Equity Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$77,317	13.0%	$26,763	4.5%	N/A	N/A
Unified	77,499	13.9	25,188	4.5	$36,383	6.5%

Tier I Capital (to Risk-Weighted Assets)
Consolidated	$81,317	13.7%	$35,685	6.0%	N/A	N/A
Unified	77,499	13.9	33,584	6.0	$44,778	8.0%

Tier I Capital (to Average Assets)
Consolidated	$81,317	11.1%	$29,387	4.0%	N/A	N/A
Unified	77,499	10.1	30,617	4.0	$38,272	5.0%

As of December 31, 2021
Total Capital (to Risk-Weighted Assets)
Consolidated	$96,785	19.5%	$39,746	8.0%	N/A	N/A
Unified	79,740	15.0	42,683	8.0	$53,353	10.0%

Common Equity Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$69,112	13.9%	$22,357	4.5%	N/A	N/A
Unified	76,067	14.3	24,009	4.5	$34,680	6.5%

Tier I Capital (to Risk-Weighted Assets)
Consolidated	$73,112	14.7%	$29,810	6.0%	N/A	N/A
Unified	76,067	14.3	32,012	6.0	$42,683	8.0%

Tier I Capital (to Average Assets)
Consolidated	$73,112	10.3%	$28,438	4.0%	N/A	N/A
Unified	76,067	10.6	28,594	4.0	$35,742	5.0%